BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) shares in Millions		3 Months Ended		12 Months Ended
	Sep. 16, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jul. 18, 2024	Jan. 01, 2024	Dec. 31, 2022
Product Information [Line Items]
Contract liability		$ 42,000		$ 80,000	$ 208,000			$ 208,000
Goodwill		2,212,000		2,212,000					$ 5,747,000
Advertising expenses		157,872	$ 158,069	581,000	564,000
Employer expense amount		48,000	21,000	94,000	82,000
Initial issuance shares	9.2
Unrecognized tax benefits		0	0	0	0
Costs of sales		12,407,696	9,839,981	42,305,494	35,341,569
Cash, FDIC amount		250,000		250,000	250,000
Goodwill, Impairment Loss					6,104,000
Estimated expected credit losses		$ 23,000		$ 28,000	15,000
GreenAcres Market [Member]
Product Information [Line Items]
Goodwill						$ 2,212,000	$ 2,212,000
Minimum [Member]
Product Information [Line Items]
Property plant and equipment useful life		2 years		2 years
Intangible asset useful life		4 years		4 years
Maximum [Member]
Product Information [Line Items]
Property plant and equipment useful life		7 years		10 years
Intangible asset useful life		13 years		13 years
Shipping and Handling [Member]
Product Information [Line Items]
Costs of sales		$ 26,000	$ 27,000
Costs of sales				$ 132,000	$ 117,000